February 24, 2015

Amanda Ravitz, Assistant Director
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549

Re:	Medigus Ltd. Amendment No. 1 to Registration Statement on Form 20-F Filed January 20, 2015 File No. 377-00851

Dear Ms. Ravitz:

On behalf of Medigus Ltd. (the “Company”), I am writing to respond to the comments of the staff (the “Staff”) of the United States Securities and Exchange Commission (the “SEC”) contained in its letter to the Company, dated February 5, 2015, regarding the Company’s Amendment No. 1 to its Registration Statement on Form 20-F, confidentially submitted to the SEC on January 20, 2015 (the “Registration Statement” and the “Amended Registration Statement”, respectively).

Concurrently with this response, the Company is also filing Amendment No. 2 to the Registration Statement (“Amendment No. 2”) incorporating the revisions to the Amended Registration Statement described herein. To expedite your review, we have enclosed with this letter a marked copy of Amendment No. 2 showing all changes from the Amended Registration Statement.

For your convenience, we have set forth the text of each of the Staff’s comments in bold, followed in each case by the Company’s response thereto. Page references in our response are to Amendment No. 2.

Our reliance on third-party distributors…, page 10

1.
We note your response to prior comment 1, but it remains unclear why you believe breach of these contracts is a material risk. Is there something about particular jurisdictions or particular counterparties that makes this risk specific to you or your industry? Please revise or advise.

The Company acknowledges that this risk is not particularly specific to the Company or its industry and has therefore deleted this risk factor.

In the past, we received Israeli…, page 22

2.
We note your response to prior comment 2, yet the risk you identify in the added paragraph appears to be a separate risk from the one identified in the heading of the risk factor. Please revise to include the revised disclosure in a separate risk factor or explain why you believe it is appropriate to include in this particular risk factor.

In response to the Staff’s comment, the Company has revised the risk factor on page 22 by adding a separate risk factor to separately address the new risk identified in the previously added paragraph.

Business Overview, page 28

3.
While we note your response to comment 4, please revise the first paragraph of your disclosure in Item 4 to clarify that you derive substantially all of your revenue from imaging equipment rather than your MUSE System. You should revise this section to re-balance your disclosure so that your current operating status is clear along with your expected future operations. Also, on page 51, please quantify what you mean when you state that “most” of your revenue is from the visual segment, as it appears substantially all of your revenue is from this segment, rather than just most of your revenue.

In response to the Staff’s comment, the Company has revised its disclosure in Item 4 to better balance its disclosure regarding its current operating status along with its expected future operations, as requested. In addition, the Company has made similar revisions regarding the revenues derived from its two segments as applicable throughout Amendment No. 2.

Our Solutions and Products, page 31

4.
We note your revised disclosure on page 31 that “the MUSE System intended use does not restrict its use with respect to GERD severity from a regulatory point of view.” However, the specific treatment or treatments for which your product has been approved by the Food and Drug Administration remain unclear. Please revise to clarify.

In response to the Staff's comment, the Company has clarified the disclosure on page 32 to state that the
MUSE System is cleared by the FDA for endoscopic placement of surgical staples in the soft tissue of the esophagus and stomach in order to create anterior partial fundoplication for treatment of symptomatic chronic GERD in patients who require and respond to pharmacological therapy.

5.
Please note that reliance on industry jargon can hinder investors’ ability to understand your disclosure. In this regard, revise to clarify so investors who may not be familiar with the technical terms in your description can understand what you mean when you state that your system is “intended for endoscopic placement of surgical staples in the soft tissue of the esophagus and stomach in order to create anterior partial fundoplication for treatment of symptomatic chronic GERD in patients who require and respond to pharmacological therapy.” Make similar revisions throughout the prospectus as appropriate.

In response to the Staff's comment, the Company has revised the above-referenced disclosure to better enable investors to understand the disclosure. In addition, the Company has made similar revisions elsewhere in Amendment No. 2 as appropriate in order to limit the use of industry jargon or to explain technical terms.

Marketing and Distribution page 36

6.	We note your response to prior comment 7. Please describe the distribution agreements related to your imaging products, if any.

The Company is not currently a party to any distribution agreements related to its imaging products.

Compensation, page 71

7.	Please update your disclosure to provide the compensation for the last full financial year of the company.

The Company’s disclosure has been updated accordingly.

Board Practices, page 76

8.
We note your response to prior comment 13. Please tell us why you believe it is appropriate to remove disclosure about Mr. Rabinowitch’s prior conviction, even when he served as a director during the company’s last completed financial year. Please also disclose whether Mr. Rabinowitch served on your board of directors after the stay of execution expired on November 23, 2014.

The disclosure had previously been omitted as Mr. Rabinowitch no longer serves as a director of the Company and the previously referenced conviction was not related to the Company or to Mr. Rabinowitch’s position as a director of the Company.  However, the Company has reinserted the disclosure on page 78 regarding his conviction and added the date of his departure.

Major Shareholders, page 96

9.
While we note your response to comment 15, please revise to disclose the natural persons with voting or dispositive control of the shares held by the entities listed in the table on page 97. For example, who are the individuals with beneficial ownership over the shares held by OrbiMed Israel Partners Limited Partnership?

The Company has been informed that Orbimed Israel Partners Limited Partnership (“Orbimed Israel”) has a large number of investors, none of whom exercise discretion over the fund’s portfolio investment decisions or the voting of shares issued by the fund’s portfolio companies. Instead, Orbimed Israel is managed by the investment committee of a general partner. The Company has revised the applicable footnote to disclose the natural persons on the investment committee that have  voting or dispositive control over the shares held by OrbiMed Israel.

The Migdal funds are subsidiaries of Migdal Insurance & Financial Holdings Ltd., (“Migdal Insurance”) an Israeli public company and to the best the Company’s knowledge, the Migdal Insurance subsidiaries managing such accounts operate under the direction of independent investment committees. However, Migdal’s public beneficial ownership reports in Israel do not disclose natural persons with voting and dispositive power over such shares. As a result, we have no further information available to disclose in response to the Staff’s comment with respect to Migdal’s ownership.

Exhibits

10.
We note your risk factor on page 10 regarding your reliance on a single supplier of CMOS sensors in the United States and a single supplier of sensors in Israel. We also note your disclosure regarding your multi-year supply agreement with Voyage Medical that you terminated on February 12, 2014 described on page 66. Please provide us your analysis as to why you have not included these agreements in your exhibit index. Please file all material agreements with your next amendment.

Instruction 4(a) of the ‘Instructions as to Exhibits’ of Form 20-F provides that the Company should file “Every contract that is material to you and (i) is to be performed in whole or in part on or after the date you file the registration statement or (ii) was entered into not more than two years before the filing date.” As the supply agreement with Voyage Medical was terminated it will not be performed after the filing of the Registration Statement and as noted on page 66, the agreement was entered into on January 10, 2010, more than two years prior to the filing date of the Registration Statement. As such, the Company respectfully submits that this agreement need not be filed as an exhibit.

The Company does not currently have supply agreements in place with either of the suppliers referenced in the above referenced risk factor.  We have revised the risk factor disclosure on page 10 to note the lack of any agreement with these suppliers.

The form of deposit agreement has been filed with this amendment.

On behalf of the Company, I acknowledge that:

●	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

●	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

●	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * *

We thank you in advance for your consideration of this response. If you have any questions regarding this response, please call the Company’s outside counsel, Eric Spindel, Esq. of Yigal Arnon & Co. at (+972) 3-608-7703.

Sincerely, MEDIGUS LTD.

By:	/s/ Oded Yatzkan
Name: Oded Yatzkan
Title: Chief Financial Officer

cc, with a marked copy of Amendment No. 2:

Daniel Morris, Staff Attorney
Eric Spindel, Esq, Yigal Arnon & Co.